FINANCIAL INSTRUMENTS - Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	$ 2,084	$ 393
Collateral pledged	59
Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Financial assets	685	320
Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,399	73
Derivatives
Disclosure of financial assets [line items]
Financial assets	24	146
Financial liabilities	(29)	(1)
Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial liabilities	(9)
Derivatives | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities		(1)
Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Financial liabilities	(20)
Derivatives | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	(29)	(1)
Derivatives | FVTPL | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial liabilities	(9)
Derivatives | FVTPL | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities		(1)
Derivatives | FVTPL | Cross currency swaps
Disclosure of financial assets [line items]
Financial liabilities	(20)
Derivatives | AFS
Disclosure of financial assets [line items]
Financial liabilities	0	0
Derivatives | AFS | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | AFS | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities		0
Derivatives | AFS | Cross currency swaps
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	0	0
Derivatives | Amortized Cost | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Amortized Cost | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities		0
Derivatives | Amortized Cost | Cross currency swaps
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial assets	6	10
Derivatives | Bond futures
Disclosure of financial assets [line items]
Financial assets		9
Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Financial assets	1
Derivatives | Options
Disclosure of financial assets [line items]
Financial assets	17	127
Investments
Disclosure of financial assets [line items]
Financial assets	27,050	4,943
Bonds
Disclosure of financial assets [line items]
Financial assets	18,877	3,764
Bonds | Government and Municipal
Disclosure of financial assets [line items]
Financial assets	2,404	1,664
Bonds | Corporate
Disclosure of financial assets [line items]
Financial assets	15,303	1,724
Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	948	168
Bonds | Private debt
Disclosure of financial assets [line items]
Financial assets	222	208
Equity
Disclosure of financial assets [line items]
Financial assets	919	540
Equity | Common shares
Disclosure of financial assets [line items]
Financial assets	538	275
Equity | Preferred shares
Disclosure of financial assets [line items]
Financial assets	84	18
Equity | Private equity and other
Disclosure of financial assets [line items]
Financial assets	297	247
Loans and receivables
Disclosure of financial assets [line items]
Financial assets	6,446	639
Loans and receivables | Mortgage loans
Disclosure of financial assets [line items]
Financial assets	5,523	23
Loans and receivables | Private loans
Disclosure of financial assets [line items]
Financial assets	551	616
Loans and receivables | Other loans
Disclosure of financial assets [line items]
Financial assets	372
Short term investments
Disclosure of financial assets [line items]
Financial assets	655
Short term investments | Commercial paper
Disclosure of financial assets [line items]
Financial assets	655
Separately managed accounts
Disclosure of financial assets [line items]
Financial assets	118
Other invested assets
Disclosure of financial assets [line items]
Financial assets	35
Investment properties
Disclosure of financial assets [line items]
Financial assets	545
Separate account assets
Disclosure of financial assets [line items]
Financial assets	1,059
Reinsurance funds withheld
Disclosure of financial assets [line items]
Financial assets	4,861	4,650
Funds withheld liabilities
Disclosure of financial assets [line items]
Financial liabilities	(10)	(12)
Funds withheld liabilities | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	(10)	(12)
Funds withheld liabilities | AFS
Disclosure of financial assets [line items]
Financial liabilities	0	0
Funds withheld liabilities | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	0	0
Separate account liabilities
Disclosure of financial assets [line items]
Financial liabilities	(1,059)
Separate account liabilities | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	0
Separate account liabilities | AFS
Disclosure of financial assets [line items]
Financial liabilities	(1,059)
Separate account liabilities | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	0
Notes payable
Disclosure of financial assets [line items]
Financial liabilities	(159)
Notes payable | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	0
Notes payable | AFS
Disclosure of financial assets [line items]
Financial liabilities	0
Notes payable | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	(159)
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Derivatives
Disclosure of financial assets [line items]
Financial assets	24	146
FVTPL | Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial assets	6	10
FVTPL | Derivatives | Bond futures
Disclosure of financial assets [line items]
Financial assets		9
FVTPL | Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Financial assets	1
FVTPL | Derivatives | Options
Disclosure of financial assets [line items]
Financial assets	17	127
FVTPL | Investments
Disclosure of financial assets [line items]
Financial assets	2,438	1,967
FVTPL | Bonds
Disclosure of financial assets [line items]
Financial assets	2,424	1,963
FVTPL | Bonds | Government and Municipal
Disclosure of financial assets [line items]
Financial assets	362	377
FVTPL | Bonds | Corporate
Disclosure of financial assets [line items]
Financial assets	1,834	1,471
FVTPL | Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	228	115
FVTPL | Bonds | Private debt
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Equity
Disclosure of financial assets [line items]
Financial assets	14	4
FVTPL | Equity | Common shares
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Equity | Preferred shares
Disclosure of financial assets [line items]
Financial assets	14	4
FVTPL | Equity | Private equity and other
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Loans and receivables
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Loans and receivables | Mortgage loans
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Loans and receivables | Private loans
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Loans and receivables | Other loans
Disclosure of financial assets [line items]
Financial assets	0
FVTPL | Short term investments
Disclosure of financial assets [line items]
Financial assets	0
FVTPL | Short term investments | Commercial paper
Disclosure of financial assets [line items]
Financial assets	0
FVTPL | Separately managed accounts
Disclosure of financial assets [line items]
Financial assets	0
FVTPL | Other invested assets
Disclosure of financial assets [line items]
Financial assets	0
FVTPL | Investment properties
Disclosure of financial assets [line items]
Financial assets	0
FVTPL | Separate account assets
Disclosure of financial assets [line items]
Financial assets	0
FVTPL | Reinsurance funds withheld
Disclosure of financial assets [line items]
Financial assets	4,861	4,650
AFS | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Derivatives
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Derivatives | Bond futures
Disclosure of financial assets [line items]
Financial assets		0
AFS | Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Financial assets	0
AFS | Derivatives | Options
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Investments
Disclosure of financial assets [line items]
Financial assets	17,482	2,337
AFS | Bonds
Disclosure of financial assets [line items]
Financial assets	16,440	1,801
AFS | Bonds | Government and Municipal
Disclosure of financial assets [line items]
Financial assets	2,042	1,287
AFS | Bonds | Corporate
Disclosure of financial assets [line items]
Financial assets	13,469	253
AFS | Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	720	53
AFS | Bonds | Private debt
Disclosure of financial assets [line items]
Financial assets	209	208
AFS | Equity
Disclosure of financial assets [line items]
Financial assets	905	536
AFS | Equity | Common shares
Disclosure of financial assets [line items]
Financial assets	538	275
AFS | Equity | Preferred shares
Disclosure of financial assets [line items]
Financial assets	70	14
AFS | Equity | Private equity and other
Disclosure of financial assets [line items]
Financial assets	297	247
AFS | Loans and receivables
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Loans and receivables | Mortgage loans
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Loans and receivables | Private loans
Disclosure of financial assets [line items]
Financial assets	0	0
AFS | Loans and receivables | Other loans
Disclosure of financial assets [line items]
Financial assets	0
AFS | Short term investments
Disclosure of financial assets [line items]
Financial assets	0
AFS | Short term investments | Commercial paper
Disclosure of financial assets [line items]
Financial assets	0
AFS | Separately managed accounts
Disclosure of financial assets [line items]
Financial assets	118
AFS | Other invested assets
Disclosure of financial assets [line items]
Financial assets	19
AFS | Investment properties
Disclosure of financial assets [line items]
Financial assets	0
AFS | Separate account assets
Disclosure of financial assets [line items]
Financial assets	1,059
AFS | Reinsurance funds withheld
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,084	393
Amortized Cost | Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Financial assets	685	320
Amortized Cost | Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,399	73
Amortized Cost | Derivatives
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Derivatives | Bond futures
Disclosure of financial assets [line items]
Financial assets		0
Amortized Cost | Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Financial assets	0
Amortized Cost | Derivatives | Options
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Investments
Disclosure of financial assets [line items]
Financial assets	7,130	639
Amortized Cost | Bonds
Disclosure of financial assets [line items]
Financial assets	13	0
Amortized Cost | Bonds | Government and Municipal
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Bonds | Corporate
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Bonds | Private debt
Disclosure of financial assets [line items]
Financial assets	13	0
Amortized Cost | Equity
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Equity | Common shares
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Equity | Preferred shares
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Equity | Private equity and other
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized Cost | Loans and receivables
Disclosure of financial assets [line items]
Financial assets	6,446	639
Amortized Cost | Loans and receivables | Mortgage loans
Disclosure of financial assets [line items]
Financial assets	5,523	23
Amortized Cost | Loans and receivables | Private loans
Disclosure of financial assets [line items]
Financial assets	551	616
Amortized Cost | Loans and receivables | Other loans
Disclosure of financial assets [line items]
Financial assets	372
Amortized Cost | Short term investments
Disclosure of financial assets [line items]
Financial assets	655
Amortized Cost | Short term investments | Commercial paper
Disclosure of financial assets [line items]
Financial assets	655
Amortized Cost | Separately managed accounts
Disclosure of financial assets [line items]
Financial assets	0
Amortized Cost | Other invested assets
Disclosure of financial assets [line items]
Financial assets	16
Amortized Cost | Investment properties
Disclosure of financial assets [line items]
Financial assets	545
Amortized Cost | Separate account assets
Disclosure of financial assets [line items]
Financial assets	0
Amortized Cost | Reinsurance funds withheld
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0